Fair Value of Financial Instruments	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Fair Value of Financial Instruments
Note 7: Fair Value of Financial Instruments
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2019 on pages 179 to 186 for further discussion on the determination of fair value.

(Canadian $ in millions)		July 31, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	45,229	45,875	24,472	24,622
Loans (1)
Residential mortgages	125,341	127,108	123,676	124,093
Consumer instalment and other personal	68,506	69,181	67,200	67,516
Credit cards	7,617	7,617	8,623	8,623
Business and government (2)	240,352	242,295	224,442	225,145
	441,816	446,201	423,941	425,377

Deposits (3)	643,133	645,402	552,314	553,444
Securitization and structured entities’ liabilities	27,461	28,159	27,159	27,342
Subordinated debt	8,513	8,790	6,995	7,223
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $3,562 million of loans classified as FVTPL and $50 million of loans classified as FVOCI as at July 31, 2020, respectively ($2,156 million and $22 million as at October 31, 2019).

(3)	Excludes $17,467 million of structured note liabilities designated at FVTPL and accounted for at fair value ($15,829 million as at October 31, 2019).
Fair Value Hierarchy
We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.
Valuation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows with observable market data for inputs such as yield and prepayment rates or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible. We have considered the current market conditions due to
COVID-19
and their impact on the determination of fair value, applying judgment in the selection of inputs where applicable.
Our Level 2 trading and FVOCI securities are primarily valued using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)				July 31, 2020	October 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	4,746	3,898	-	8,644	6,959	1,371	-	8,330
Canadian provincial and municipal governments	2,056	6,967	-	9,023	3,871	3,656	-	7,527
U.S. federal government	8,000	1,210	-	9,210	8,001	762	-	8,763
U.S. states, municipalities and agencies	38	370	-	408	48	626	-	674
Other governments	1,406	1,485	-	2,891	888	697	-	1,585
NHA MBS, U.S. agency MBS and CMO	5	9,113	584	9,702	14	10,494	538	11,046
Corporate debt	3,694	6,765	-	10,459	2,620	5,091	7	7,718
Trading loans	-	45	-	45	-	103	-	103
Corporate equity	38,825	-	-	38,825	40,155	2	-	40,157
	58,770	29,853	584	89,207	62,556	22,802	545	85,903
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	627	108	-	735	410	107	-	517
Canadian provincial and municipal governments	239	1,231	-	1,470	364	915	-	1,279
U.S. federal government	9	35	-	44	-	48	-	48
Other governments	-	95	-	95	-	49	-	49
NHA MBS, U.S. agency MBS and CMO	-	3	-	3	-	5	-	5
Corporate debt	97	8,140	-	8,237	146	8,071	-	8,217
Corporate equity	1,654	8	1,807	3,469	1,536	69	1,984	3,589
	2,626	9,620	1,807	14,053	2,456	9,264	1,984	13,704
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	21,492	6,090	-	27,582	11,168	776	-	11,944
Canadian provincial and municipal governments	1,944	2,781	-	4,725	3,798	2,214	-	6,012
U.S. federal government	17,046	1,633	-	18,679	15,068	907	-	15,975
U.S. states, municipalities and agencies	6	5,356	1	5,363	1	4,159	1	4,161
Other governments	2,748	4,402	-	7,150	4,396	2,939	-	7,335
NHA MBS, U.S. agency MBS and CMO	-	11,538	-	11,538	-	14,000	-	14,000
Corporate debt	590	2,779	-	3,369	2,205	2,802	-	5,007
Corporate equity	-	-	87	87	-	-	81	81
	43,826	34,579	88	78,493	36,636	27,797	82	64,515
Business and government loans	-	1,409	2,203	3,612	-	442	1,736	2,178
Fair Value Liabilities
Securities sold but not yet purchased	25,323	5,256	-	30,579	22,393	3,860	-	26,253
Structured note liabilities and other note liabilities (1)	-	17,467	-	17,467	-	15,829	-	15,829
Annuity liabilities (2)	-	1,232	-	1,232	-	1,043	-	1,043
	25,323	23,955	-	49,278	22,393	20,732	-	43,125
Derivative Assets
Interest rate contracts	24	17,333	-	17,357	14	10,443	-	10,457
Foreign exchange contracts	9	15,804	-	15,813	7	9,262	-	9,269
Commodity contracts	457	1,555	-	2,012	329	817	-	1,146
Equity contracts	743	2,860	-	3,603	226	997	-	1,223
Credit default swaps	-	11	-	11	-	49	-	49
	1,233	37,563	-	38,796	576	21,568	-	22,144
Derivative Liabilities
Interest rate contracts	31	12,836	-	12,867	11	7,943	-	7,954
Foreign exchange contracts	12	18,723	-	18,735	20	10,843	-	10,863
Commodity contracts	603	2,247	-	2,850	218	1,462	-	1,680
Equity contracts	478	4,907	-	5,385	103	2,896	-	2,999
Credit default swaps	-	19	3	22	-	101	1	102
	1,124	38,732	3	39,859	352	23,245	1	23,598

(1)	These structured note liabilities and other note liabilities included in deposits have been designated at FVTPL.
(2)	These investment contract liabilities in our insurance business have been designated at FVTPL.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at a fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at July 31, 2020 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	1,807	Net Asset Value	Net Asset Value	na	na
			EV/EBITDA	Multiple	5x	16x
Loans (3)	Business and government loans	2,203	Discounted cash flows	Discount margin	56bps	224bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	584	Discounted cash flows	Prepayment rate	7%	86%
			Market Comparable	Comparability Adjustment (4)	(5.26)	5.54

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $490 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $2 million.
(4)	Range of input values represents price per security adjustment.
  na – not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. Transfers from Leve
l
1 to Level 2 were due to reduced observability of the inputs used to value the securities. Transfers from Level 2 to Level 1 were due to increased availability of quoted prices in active markets.
The following table presents significant transfers between Level 1 and Level 2 for the three and nine months ended July 31, 2020 and July 31, 2019.

(Canadian $ in millions)
For the three months ended	July 31, 2020			July 31, 2019
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	994	2,682	1,734	901
FVTPL Securities	19	241	218	38
FVOCI Securities	1,768	4,294	1,834	2,335
Securities sold but not yet purchased	681	2,067	6,362	98

(Canadian $ in millions)
For the nine months ended	July 31, 2020			July 31, 2019
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	5,761	3,952	5,392	4,260
FVTPL Securities	518	302	682	390
FVOCI Securities	9,032	7,012	9,723	3,910
Securities sold but not yet purchased	4,432	2,982	9,905	2,501

Changes in Level 3 Fair Value Measurements
The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and nine months ended July 31, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value
(Canadian $ in millions) For the three months ended July 31, 2020	Balance April 30, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	487	(115)	(18)	362	(151)	-	41	(22)	584	(74)
Corporate debt	48	10	(2)	-	(56)	-	-	-	-	-
Total trading securities	535	(105)	(20)	362	(207)	-	41	(22)	584	(74)
FVTPL Securities
Corporate equity	2,062	(23)	(57)	58	(233)	-	-	-	1,807	2
Total FVTPL securities	2,062	(23)	(57)	58	(233)	-	-	-	1,807	2
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	83	-	-	4	-	-	-	-	87	na
Total FVOCI securities	84	-	-	4	-	-	-	-	88	na
Business and government loans	2,028	-	95	765	-	(685)	-	-	2,203	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	-	-	-	-	-	-
Total fair value liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	4	-	-	-	-	-	-	(1)	3	-
Total derivative liabilities	4	-	-	-	-	-	-	(1)	3	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2020 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by related (losses) gains on hedge contracts.
  na – Not applicable

		Change in fair value
(Canadian $ in millions) For the nine months ended July 31, 2020	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(245)	12	811	(540)	-	202	(194)	584	(158)
Corporate debt	7	10	(2)	50	(68)	-	3	-	-	(1)
Total trading securities	545	(235)	10	861	(608)	-	205	(194)	584	(159)
FVTPL Securities
Corporate equity	1,984	(27)	23	244	(418)	-	1	-	1,807	7
Total FVTPL	1,984	(27)	23	244	(418)	-	1	-	1,807	7
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	81	-	-	6	-	-	-	-	87	na
Total FVOCI securities	82	-	-	6	-	-	-	-	88	na
Business and government loans	1,736	(3)	183	1,705	-	(1,418)	-	-	2,203	–
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	-	-	-	-	-	–
Total fair value liabilities	-	-	-	-	-	-	-	-	-	–
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	–
Credit default swaps	1	-	-	-	-	-	3	(1)	3	–
Total derivative liabilities	1	-	-	-	-	-	3	(1)	3	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2020 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by related (losses) gains on hedge contracts.
  na – Not applicable

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and nine months ended July 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended July 31, 2019	Balance April 30, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	215	(15)	(3)	97	(96)	-	53	(5)	246	(6)
Corporate debt	7	-	-	26	(6)	-	-	(1)	26	-
Total trading securities	222	(15)	(3)	123	(102)	-	53	(6)	272	(6)
FVTPL Securities
Corporate equity	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
Total FVTPL	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	69	-	-	10	-	-	-	-	79	na
Total FVOCI securities	70	-	-	10	-	-	-	-	80	na
Business and government loans	2,172	-	(31)	155	-	(132)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	172	-	-	-	172	-
Total fair value liabilities	-	-	-	-	172	-	-	-	172	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-	1	-	1	-
Total derivative liabilities	-	-	-	-	-	-	1	-	1	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2019 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by related (losses) gains on hedge contracts.
  na – Not applicable

		Change in fair value
(Canadian $ in millions) For the nine months ended July 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(22)	1	280	(326)	-	98	(40)	246	(13)
Corporate debt	7	-	-	32	(12)	-	-	(1)	26	-
Total trading securities	262	(22)	1	312	(338)	-	98	(41)	272	(13)
FVTPL Securities
Corporate equity	1,825	20	2	324	(264)	(1)	-	-	1,906	36
Total FVTPL	1,825	20	2	324	(264)	(1)	-	-	1,906	36
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	17	-	-	-	-	79	na
Total FVOCI securities	63	-	-	17	-	-	-	-	80	na
Business and government loans	1,450	7	13	1,369	-	(675)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	(7)	179	-	-	-	172	-
Total fair value liabilities	-	-	-	(7)	179	-	-	-	172	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	1	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	1	(2)	1	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2019 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by related (losses) gains on hedge contracts.
  na – Not applicable